Entity Level Disclosures and Segment Information (Details) - Schedule of Revenues by Geographic Regions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Revenues by Geographic Regions [Line Items]
Revenue by Geographic Area	$ 26,521	$ 18,550	$ 9,654
U.S. [Member]
Schedule of Revenues by Geographic Regions [Line Items]
Revenue by Geographic Area	5,534	4,110	3,518
Europe [Member]
Schedule of Revenues by Geographic Regions [Line Items]
Revenue by Geographic Area	5,210	2,599	2,229
APAC [Member]
Schedule of Revenues by Geographic Regions [Line Items]
Revenue by Geographic Area	7,181	1,253	529
U.K. Virgin Island [Member]
Schedule of Revenues by Geographic Regions [Line Items]
Revenue by Geographic Area	3,109	7,009
Hong-Kong [Member]
Schedule of Revenues by Geographic Regions [Line Items]
Revenue by Geographic Area	339	118	1,365
MEA Member]
Schedule of Revenues by Geographic Regions [Line Items]
Revenue by Geographic Area	2,166	471
Israel [Member]
Schedule of Revenues by Geographic Regions [Line Items]
Revenue by Geographic Area	2,149	177	348
Other [Member]
Schedule of Revenues by Geographic Regions [Line Items]
Revenue by Geographic Area	$ 833	$ 2,813	$ 1,665